Acquisitions and Other Transactions - Narrative (Details) $ in Thousands, TEU in Millions			12 Months Ended
	Jul. 01, 2025 USD ($) TEU	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Assets			$ 9,814,420	$ 11,103,403	$ 11,232,868
Management fee revenues			19,479	$ 0	$ 0
Global Container International LLC
Business Combination [Line Items]
Cargo capacity | TEU	0.5
Purchase price	$ 1,076,600
Payment to shareholders	321,900
Repayment of debt for acquired company	$ 457,700
TCF VIII Distribution
Business Combination [Line Items]
Total assets		$ 1,800,000
Total indebtedness		1,300,000
Shareholders' equity		$ 500,000
Management fee revenues			$ 19,500